Intangible Assets and Goodwill - Summary of Key Assumptions Used in Estimation of Receivable Amounts of CGU (Detail)	12 Months Ended
Dec. 31, 2018
OGBC [member]
Disclosure of information for cash-generating units [line items]
Weighted average cost of capital (after-tax)	12.00%
The average growth rate is the annualized average of the expected year-over-year growth rate (in EBITDA) over five years	0.00%
Peace Naturals [member]
Disclosure of information for cash-generating units [line items]
Weighted average cost of capital (after-tax)	12.00%
The average growth rate is the annualized average of the expected year-over-year growth rate (in EBITDA) over five years	14.00%